Investments & Sundry Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Investments & Sundry Assets
Derivatives - noncurrent	$ 151	$ 94
Alliance investments - equity method	172	184
Alliance investments - non-equity method	54	38
Long-term deposits	239	242
Other receivables	423	276
Employee benefit-related	238	253
Prepaid income taxes	777	664
Other assets	227	321
Total	$ 2,282	$ 2,074